Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net [Text Block]

11. Intangible assets, net

	December 31,
	2010	2011	2011
	RMB’000	RMB’000	US$’000

Cost:
Exclusive distribution right	5,500	5,500	874
China IP rights	1,782	1,782	283
U.S. IP rights	4,047	4,047	643
Patent	-	8,097	1,286
Others	219	219	35
	11,548	19,645	3,121
Accumulated amortization:
Exclusive distribution right	2,475	3,575	568
China IP rights	-	89	14
U.S. IP rights	-	289	46
Patent	-	1,288	205
Others	3	18	2
	(2,478)	(5,259)	(835)
Intangible assets subject to amortization, net	9,070	14,386	2,286
IPR&D	35,229	35,229	5,597
Total intangible assets, net	44,299	49,615	7,883

The exclusive distribution right is for distributing Iron in the PRC. The Group purchased the 5-year right from an unrelated third party in 2008, based on which the useful life was determined.

The China and U.S. IP rights and IPR&D were acquired in an assets acquisition. The initial carrying values for these assets were determined by allocating the total cost of the acquisition to the individual assets on a relative fair value basis. Useful lives of the China and U.S. IP rights were determined based on the estimated period for which the IP rights are expected to generate future cash flows for the Group. IPR&D represents the acquisition cost of the test results and data related to the pre-clinical and phase-I clinical trials and were capitalized because they have alternative future uses. IPR&D will not be subject to amortization until the R&D project is substantially completed.

The Group acquired a patent from an unrelated third party in 2011 with a valid period of 20 years from February 1995. This is capitalized and amortized over the remaining period of the patent.

Amortization expense of RMB1,100,000, RMB1,103,000 and RMB2,781,000 (US$442,000) for the years ended December 31, 2009, 2010 and 2011, respectively, was included in cost of revenue.

The estimated amortization expense of intangible assets for the next five years and thereafter is as follows:

	RMB’000	US$’000
2012	3,701	588
2013	3,426	544
2014	2,601	413
2015	577	92
2016	393	62
Thereafter	3,688	587

Total	14,386	2,286